Long Term Liabilities	3 Months Ended
Jun. 30, 2011
Long Term Liabilities
Long Term Liabilities

Note 7 – Long-term Liabilities

During the six months ended June 30, 2011, the Company issued $920,000 of 3% promissory notes and warrants to purchase 9,200,000 pre-split shares of common stock at $0.10 per share to accredited investors in a private placement offering. The notes payable and the warrants were issued in exchange for $700,000 in cash, the exchange and settlement of a $200,000 note payable to an entity related to the sole officer of the Company, which note payable had previously been assumed from Cogility, and the transfer and assignment from an unrelated third party of a $20,000 note receivable from Cortez Systems. Notes for $400,000 were issued to related parties, which included $200,000 of the cash received (see Note 3). The promissory notes accrue interest at the rate of 3% per annum payable quarterly on the last day of each calendar quarter beginning March 31, 2011, mature on December 31, 2014 and are secured by all of the assets of the Company. The warrants are exercisable through March 31, 2016.

The fair value of the warrants issued was estimated to be $465,275 using the Black-Scholes option pricing model using the following weighted-average assumptions: estimated future volatility of 82.46%; risk-free interest rate of 1.1%; dividend yield of 0% and an estimated term of 2.65 years. The warrants qualify to be recognized as stockholders’ equity; therefore, the consideration received was allocated to the notes payable and the warrants based on their relative fair values and resulted in $345,347 being allocated to the notes payable, $265,651 to notes payable – related party, and $309,002 allocated to the warrants. The resulting discount to the notes payable is being amortized over the term of the promissory notes using the interest method and cause the notes payable to have an effective interest rate of 14.55%. The Company recognized $6,114 and $21,035 of amortization of the discount on the notes payable as interest expense for the three and  six months ended June 30, 2011, respectively.

In addition to the 3% promissory notes and warrants described above, at any time during the first 90 days following the date of the completion of the proposed merger with Cogility, each investor in the private placement offering has the right to make a second loan to the Company in the same amount and on the same terms as the 3% promissory notes and warrants described above. Under current accounting guidance, none of the consideration received was allocated to the investors’ rights to make additional loans.